CAPITAL MANAGEMENT (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Debt-to-total capitalization	37.00%	34.00%
Deferred income tax liabilities, net	$ 5,717,000,000	$ 5,193,000,000
BEPC exchangeable and class B shares	4,721,000,000	4,364,000,000
Equity	17,129,000,000	16,824,000,000	$ 14,225,000,000	$ 11,725,000,000
The partnership	5,787,000,000	5,873,000,000
Total capitalization	43,784,000,000	40,161,000,000
Deferred financing fees	145,000,000	65,000,000
Non-recourse borrowings
Disclosure of objectives, policies and processes for managing capital [line items]
Borrowings	16,217,000,000	13,780,000,000
Participating non-controlling interests – in operating subsidiaries
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	11,070,000,000	10,680,000,000	10,297,000,000	10,290,000,000
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of objectives, policies and processes for managing capital [line items]
Equity	$ 272,000,000	$ 271,000,000	$ 261,000,000	$ 258,000,000